COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Commitments And Contingencies Tables
COMMITMENTS AND CONTINGENCIES
Year ending December 31, 2013	$45,600
2014	45,600
2015	15,200
$106,400
The future minimum lease payments through April 30, 2015 are as follows:
Year ending December 31, 2013	$45,600
2014	45,600
2015	15,200
$106,400